Property, Plant and Equipment	11 Months Ended
Dec. 31, 2021
Noble Finance Company
Property Plant and Equipment
Note 6— Property and Equipment
Property and equipment, at cost, for Noble consisted of the following:

	Successor	Predecessor
	Year Ended December 31,	Year Ended December 31,
	2021	2020
Drilling equipment and facilities	$1,467,772	$4,476,960
Construction in progress	77,363	99,812
Other	10,840	200,925

Property and equipment, at cost	$1,555,975	$4,777,697

Capital expenditures, including capitalized interest, during the period from February 6 through December 31, 2021 and the period from January 1 through February 5, 2021 totaled $159.9 million and $10.3 million, respectively. During the years ended 2020 and 2019, capital expenditures, including capitalized interest, totaled $148.2 million and $306.4 million, respectively. During the period from February 6 through December 31, 2021 and the period from January 1 through February 5, 2021, capitalized interest was $2.0 million and zero, respectively. During the years ended 2020 and 2019, capitalized interest was zero and $9.6 million, respectively.
During the period from February 6 through December 31, 2021 and the period from January 1 through February 5, 2021, we recognized no impairment charges to our long-lived assets. During the years ended 2020 and 2019, we recognized a non-cash
loss on impairment of $3.9 billion and $615.3 million, respectively, related to our long-lived assets. See “Note 7— Loss on Impairment” for additional information.
In preparation for Hurricane Ida in the US Gulf of Mexico, the
Noble Globetrotter II
successfully secured the well it was drilling and detached from the blowout preventer without incident. However, during transit, the lower marine riser package and a number of riser joints separated from the rig, and certain other damage occurred. Due to the environmental conditions, a number of crew members were treated for minor injuries and released from medical care. The Company has given force majeure notice to the customer of the
Noble Globetrotter II
in accordance with the governing drilling services contract. The Company has insurance coverage for property damage to rigs due to named storms in the US Gulf of Mexico with a $10.0 million deductible per occurrence and a $50.0 million annual limit; however, our insurance policies may not adequately cover our losses and related claims, which could adversely affect our business. Timing differences are likely to exist between the damage costs, capital expenditures made to repair or restore properties and recognition and receipt of insurance proceeds reflected in the Company’s financial statements. The Company assessed the damage sustained on the
Noble Globetrotter II
, which resulted in $5.4 million of assets written off during the period from February 6 through December 31, 2021. We have received $7.5 million of insurance proceeds during the period from February 6 through December 31, 2021. The majority of the remaining charges are costs related to the equipment recovery efforts, inspection and repairs of the
Noble Globetrotter II
and are presented in “Hurricane losses and (recoveries), net” on the Consolidated Statement of Operations.
For the year ended December 31, 2020, we sold six rigs, which had a net book value of $17.1 million for total proceeds of $26.7 million, resulting in a gain of $8.9 million.